March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Debt Strategies Fund, Inc. (DSU)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Bryant Park Funding Ltd., Series 2024-23A, Class D1, (3-mo. CME Term SOFR + 3.85%), 8.17%, 05/15/37(a)(b)	USD	1,000	$ 1,003,608
Eaton Vance CLO Ltd., Series 2019-1A, Class D1R2, (3-mo. CME Term SOFR + 3.35%), 7.65%, 07/15/37(a)(b)		2,000	2,009,602
Golub Capital Partners CLO Ltd.(a)(b)
Series 2023-66B, Class D, (3-mo. CME Term SOFR + 5.50%), 9.80%, 04/25/36		1,000	1,005,172
Series 2024-74A, Class D1, (3-mo. CME Term SOFR + 3.20%), 7.50%, 07/25/37		1,500	1,512,663
Madison Park Funding LXIX Ltd., Series 2024-69A, Class D1, (3-mo. CME Term SOFR + 3.35%), 7.65%, 07/25/37(a)(b)		1,090	1,096,534
Oaktree CLO Ltd., Series 2024-26A, Class D1, (3-mo. CME Term SOFR + 3.45%), 7.74%, 04/20/37(a)(b)		1,500	1,506,746
Pikes Peak CLO Ltd., Series 2023-14, Class D, (3-mo. CME Term SOFR + 5.45%), 9.74%, 04/20/36(a)(b)		1,000	1,004,545
Sycamore Tree CLO Ltd., Series 2023-3A, Class D1R, (3-mo. CME Term SOFR + 4.25%), 8.54%, 04/20/37(a)(b)		1,590	1,601,161
Symphony CLO Ltd.(a)(b)
Series 2023-38, Class D, (3-mo. CME Term SOFR + 5.20%), 9.50%, 04/24/36		1,000	1,004,749
Series 2023-40A, Class D1R, (3-mo. CME Term SOFR + 2.65%), 7.07%, 01/05/38		1,000	997,851
Whitebox CLO IV Ltd., Series 2023-4A, Class D, (3-mo. CME Term SOFR + 5.15%), 9.44%, 04/20/36(a)(b)		1,000	1,004,264
Total Asset-Backed Securities — 2.4% (Cost: $13,680,000)			13,746,895

	Shares
Common Stocks
Construction & Engineering — 0.0%
Mcdermott International Ltd.(c)	1,131	18,661
Electronic Equipment, Instruments & Components — 0.0%
SunPower Corp.(c)(d)	1,707	—
Entertainment — 0.1%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $73,447)(c)(e)	5,846	444,296
Financial Services — 0.2%
Aimbridge Acquisition Co., Inc.(c)(d)	15,773	1,048,950
NMG Parent LLC	1,477	158,638
		1,207,588
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(c)	1,661	3,321
Health Care Providers & Services — 0.0%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $375,758)(c)(e)	12,098	128,033
Industrial Conglomerates(d) — 0.0%
Ameriforge Group, Inc.	1,664	—
SVP SINGER(c)	15,566	73,939
		73,939
Security	Shares	Value
IT Services — 0.1%
Travelport Finance Luxembourg SARL(c)(d)	230	$ 645,332
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.(c)	2	6
Trading Companies & Distributors — 0.1%
TMK Hawk Parent Corp.(c)(d)	24,798	247,978
Total Common Stocks — 0.5% (Cost: $4,366,066)		2,769,154

		Par (000)
Corporate Bonds
Advertising Agencies — 0.2%
Clear Channel Outdoor Holdings, Inc.(b)
5.13%, 08/15/27	USD	148	143,039
7.75%, 04/15/28		168	144,403
9.00%, 09/15/28		203	208,494
7.50%, 06/01/29		120	99,103
7.88%, 04/01/30		216	211,776
CMG Media Corp., 8.88%, 06/18/29(b)		47	40,537
Lamar Media Corp., 4.00%, 02/15/30		15	13,892
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		289	250,751
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		24	23,588
4.25%, 01/15/29		98	90,883
4.63%, 03/15/30		22	20,114
7.38%, 02/15/31		43	44,785
Stagwell Global LLC, 5.63%, 08/15/29(b)		32	30,474
			1,321,839
Aerospace & Defense(b) — 0.5%
AAR Escrow Issuer LLC, 6.75%, 03/15/29		71	72,147
Bombardier, Inc.
6.00%, 02/15/28		105	103,618
7.50%, 02/01/29		4	4,103
8.75%, 11/15/30		118	124,408
7.25%, 07/01/31		91	91,310
7.00%, 06/01/32		62	61,732
Efesto Bidco SpA Efesto U.S. LLC, Series XR, 7.50%, 02/15/32		244	237,922
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26		200	199,520
Goat Holdco LLC, 6.75%, 02/01/32		85	83,193
Spirit AeroSystems, Inc.
9.38%, 11/30/29		111	118,412
9.75%, 11/15/30		128	141,292
TransDigm, Inc.
6.75%, 08/15/28		143	145,088
6.38%, 03/01/29		309	312,150
7.13%, 12/01/31		191	196,508
6.63%, 03/01/32		560	567,137
6.00%, 01/15/33		264	259,812
Triumph Group, Inc., 9.00%, 03/15/28		191	200,795
			2,919,147

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Air Freight & Logistics(b) — 0.0%
Rand Parent LLC, 8.50%, 02/15/30	USD	57	$ 56,430
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		30	30,579
			87,009
Automobile Components — 0.2%
Clarios Global LP/Clarios U.S. Finance Co.(b)
8.50%, 05/15/27		624	624,146
6.75%, 05/15/28		85	86,197
6.75%, 02/15/30		108	109,029
Dana, Inc.
4.25%, 09/01/30		21	19,381
4.50%, 02/15/32		33	30,051
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)		90	88,957
Goodyear Tire & Rubber Co.
5.00%, 07/15/29		26	24,117
5.25%, 04/30/31		3	2,706
5.63%, 04/30/33		30	26,797
Tenneco, Inc., 8.00%, 11/17/28(b)		146	139,247
			1,150,628
Automobiles — 0.2%
Asbury Automotive Group, Inc.
4.50%, 03/01/28		39	37,548
5.00%, 02/15/32(b)		25	22,672
Carvana Co.(b)(f)
(9.00% PIK), 9.00%, 06/01/30		180	190,728
(9.00% PIK), 9.00%, 06/01/31		287	318,748
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)		50	51,535
Group 1 Automotive, Inc., 6.38%, 01/15/30(b)		34	34,073
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)		25	23,857
LCM Investments Holdings II LLC(b)
4.88%, 05/01/29		103	96,655
8.25%, 08/01/31		79	81,993
Venture Holdings Trust, 12.00%, 07/01/49(c)(d)(g)		5,150	—
Wabash National Corp., 4.50%, 10/15/28(b)		70	62,894
			920,703
Banks — 0.1%
Banco Espirito Santo SA(c)(g)
2.63%, 05/08/17(h)	EUR	100	22,707
4.75%, 01/15/22(a)		200	45,415
4.00%, 01/21/22		100	22,707
Barclays Bank PLC, 1.00%, 02/16/29(i)	USD	93	92,003
State Street Corp., Series I, (5-year CMT + 2.61%), 6.70%(a)(j)		31	31,783
Walker & Dunlop, Inc., 6.63%, 04/01/33(b)		37	36,908
			251,523
Building Materials — 0.5%
Builders FirstSource, Inc., 6.38%, 03/01/34(b)		51	50,608
EMRLD Borrower LP/Emerald Co-Issuer, Inc.(b)
6.63%, 12/15/30		703	703,312
6.75%, 07/15/31		168	169,092
JELD-WEN, Inc., 7.00%, 09/01/32(b)		112	99,362
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		26	25,130
9.75%, 07/15/28		59	59,311
Quikrete Holdings, Inc.(b)
6.38%, 03/01/32		340	342,159
6.75%, 03/01/33		100	99,545
Smyrna Ready Mix Concrete LLC(b)
6.00%, 11/01/28		87	84,413
8.88%, 11/15/31		311	322,207
Security		Par (000)	Value
Building Materials (continued)
Standard Building Solutions, Inc., 6.50%, 08/15/32(b)	USD	154	$ 153,954
Standard Industries, Inc.
2.25%, 11/21/26(h)	EUR	100	105,021
4.38%, 07/15/30(b)	USD	80	73,821
3.38%, 01/15/31(b)		34	29,562
Wilsonart LLC, 11.00%, 08/15/32(b)		177	162,405
			2,479,902
Building Products(b) — 0.1%
Beacon Roofing Supply, Inc., 6.50%, 08/01/30		48	50,494
GYP Holdings III Corp., 4.63%, 05/01/29		74	69,230
White Cap Buyer LLC, 6.88%, 10/15/28		540	518,266
			637,990
Capital Markets — 0.3%
Apollo Debt Solutions BDC
6.90%, 04/13/29		22	22,827
6.70%, 07/29/31		35	36,111
6.55%, 03/15/32(b)		25	25,331
Ares Capital Corp., 5.80%, 03/08/32		20	19,880
Ares Strategic Income Fund(b)
5.70%, 03/15/28		40	40,001
5.60%, 02/15/30		77	75,894
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30		15	14,742
Blackstone Private Credit Fund
6.25%, 01/25/31		19	19,317
6.00%, 11/22/34(b)		170	163,542
Blue Owl Capital Corp. II, 8.45%, 11/15/26		28	29,350
Blue Owl Credit Income Corp.
7.75%, 09/16/27		37	38,617
6.60%, 09/15/29(b)		11	11,178
6.65%, 03/15/31		75	76,492
Blue Owl Technology Finance Corp., 6.75%, 04/04/29		16	16,218
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		65	61,318
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		111	109,466
Golub Capital Private Credit Fund, 5.88%, 05/01/30(b)		26	25,744
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34(b)		60	59,304
HAT Holdings I LLC/HAT Holdings II LLC(b)
3.38%, 06/15/26		59	57,228
8.00%, 06/15/27		54	55,902
HPS Corporate Lending Fund, 6.75%, 01/30/29		26	26,782
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		183	173,980
9.75%, 01/15/29		64	63,617
4.38%, 02/01/29		40	33,326
10.00%, 11/15/29(b)		159	157,886
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27(i)		100	104,750
Sixth Street Lending Partners, 6.13%, 07/15/30(b)		25	25,162
			1,543,965
Chemicals — 0.5%
Avient Corp., 6.25%, 11/01/31(b)		37	36,652
Celanese U.S. Holdings LLC
6.50%, 04/15/30		35	34,747
6.75%, 04/15/33		47	45,625
Chemours Co.
5.38%, 05/15/27		90	87,796
5.75%, 11/15/28(b)		134	123,594
4.63%, 11/15/29(b)		25	21,339
8.00%, 01/15/33(b)		89	83,222
Herens Holdco SARL, 4.75%, 05/15/28(b)		200	179,914
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)	USD	157	$ 156,052
Ingevity Corp., 3.88%, 11/01/28(b)		23	21,467
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(f)		95	85,195
Mativ Holdings, Inc., 8.00%, 10/01/29(b)		35	30,166
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(b)		53	51,624
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		55	52,977
Olympus Water U.S. Holding Corp.(b)
9.75%, 11/15/28		200	207,643
7.25%, 06/15/31		400	392,680
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		185	173,515
WR Grace Holdings LLC(b)
4.88%, 06/15/27		55	53,120
5.63%, 08/15/29		1,071	921,710
7.38%, 03/01/31		53	52,954
			2,811,992
Commercial Services & Supplies — 0.9%
ADT Security Corp., 4.88%, 07/15/32(b)		68	63,477
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		649	657,275
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29(b)		515	473,275
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)		400	378,187
APi Group DE, Inc.(b)
4.13%, 07/15/29		67	62,079
4.75%, 10/15/29		32	29,868
Brink’s Co.(b)
6.50%, 06/15/29		39	39,535
6.75%, 06/15/32		58	58,806
Deluxe Corp., 8.13%, 09/15/29(b)		31	31,181
EquipmentShare.com, Inc., 8.00%, 03/15/33(b)		76	76,526
Fortress Transportation and Infrastructure Investors LLC(b)
5.50%, 05/01/28		144	141,137
7.88%, 12/01/30		161	168,142
7.00%, 05/01/31		259	263,150
7.00%, 06/15/32		140	141,968
5.88%, 04/15/33		107	102,224
Garda World Security Corp.(b)
4.63%, 02/15/27		70	68,134
7.75%, 02/15/28		175	179,348
6.00%, 06/01/29		27	25,315
8.25%, 08/01/32		187	182,501
8.38%, 11/15/32		448	440,478
Herc Holdings, Inc., 6.63%, 06/15/29(b)		58	58,186
Hertz Corp., 12.63%, 07/15/29(b)		36	32,507
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(b)		39	36,912
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(b)		116	112,643
RR Donnelley & Sons Co., 9.50%, 08/01/29(b)		262	259,511
Service Corp. International
3.38%, 08/15/30		2	1,782
4.00%, 05/15/31		49	44,380
5.75%, 10/15/32		275	270,253
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)		202	177,346
United Rentals North America, Inc., 6.13%, 03/15/34(b)		45	45,028
Veritiv Operating Co., 10.50%, 11/30/30(b)		41	43,412
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		205	209,786
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Williams Scotsman, Inc.(b)
6.63%, 06/15/29	USD	10	$ 10,117
6.63%, 04/15/30		79	79,845
7.38%, 10/01/31		49	50,461
			5,014,775
Construction & Engineering(b) — 0.1%
Arcosa, Inc., 4.38%, 04/15/29		117	109,648
Brand Industrial Services, Inc., 10.38%, 08/01/30		615	586,711
Dycom Industries, Inc., 4.50%, 04/15/29		37	34,591
			730,950
Consumer Finance — 0.3%
Block, Inc.
2.75%, 06/01/26		63	61,104
6.50%, 05/15/32(b)		273	275,752
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)		200	208,187
Bread Financial Holdings, Inc., (5-year CMT + 4.30%), 8.38%, 06/15/35(a)(b)		21	20,534
Global Payments, Inc., 1.50%, 03/01/31(i)		106	99,852
Navient Corp., 9.38%, 07/25/30		61	64,983
OneMain Finance Corp.
6.63%, 01/15/28		30	30,223
6.63%, 05/15/29		129	129,241
5.38%, 11/15/29		26	24,735
7.88%, 03/15/30		72	74,626
4.00%, 09/15/30		95	83,691
7.50%, 05/15/31		21	21,369
7.13%, 11/15/31		52	52,309
6.75%, 03/15/32		91	89,315
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(b)		195	196,548
SLM Corp.
3.13%, 11/02/26		56	54,099
6.50%, 01/31/30		16	16,418
WEX, Inc., 6.50%, 03/15/33(b)		81	80,112
			1,583,098
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc.
8.13%, 08/15/29		39	39,823
4.80%, 11/18/44		25	22,634
			62,457
Containers & Packaging — 0.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
6.00%, 06/15/27		200	197,217
4.00%, 09/01/29		285	242,685
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(h)	EUR	100	99,885
4.13%, 08/15/26(b)	USD	200	183,692
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29		49	49,271
6.88%, 01/15/30		143	144,085
8.75%, 04/15/30		282	285,989
6.75%, 04/15/32		190	191,314
LABL, Inc.(b)
5.88%, 11/01/28		68	53,513
9.50%, 11/01/28		117	98,921
8.63%, 10/01/31		157	116,965

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Containers & Packaging (continued)
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/27	USD	749	$ 734,020
9.25%, 04/15/27		40	37,732
Sealed Air Corp.(b)
4.00%, 12/01/27		19	18,289
5.00%, 04/15/29		15	14,568
6.50%, 07/15/32		46	46,559
Trident TPI Holdings, Inc., 12.75%, 12/31/28(b)		27	28,958
			2,543,663
Diversified REITs — 0.2%
Digital Realty Trust LP, 1.88%, 11/15/29(b)(i)		20	19,806
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)		35	32,942
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		77	71,094
Iron Mountain, Inc.(b)
7.00%, 02/15/29		87	88,977
5.25%, 07/15/30		6	5,753
5.63%, 07/15/32		44	42,064
6.25%, 01/15/33		118	116,863
SBA Communications Corp., 3.13%, 02/01/29		170	155,152
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		559	593,821
VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25(b)		147	146,962
			1,273,434
Diversified Telecommunication Services — 1.1%
Altice Financing SA, 5.75%, 08/15/29(b)		200	146,297
CommScope LLC(b)
4.75%, 09/01/29		154	136,914
9.50%, 12/15/31		127	130,810
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)		200	182,346
EchoStar Corp.
(6.75% PIK), 6.75%, 11/30/30(f)		487	442,154
10.75%, 11/30/29		415	435,874
Frontier Communications Holdings LLC
5.88%, 10/15/27(b)		12	11,986
5.00%, 05/01/28(b)		21	20,719
5.88%, 11/01/29		42	41,754
6.00%, 01/15/30(b)		59	59,131
8.75%, 05/15/30(b)		553	582,548
8.63%, 03/15/31(b)		98	104,387
Iliad Holding SASU(b)
7.00%, 10/15/28		200	202,427
8.50%, 04/15/31		250	262,191
7.00%, 04/15/32		200	200,264
Level 3 Financing, Inc.(b)
10.50%, 04/15/29		300	329,978
4.88%, 06/15/29		189	159,773
11.00%, 11/15/29		829	924,143
4.50%, 04/01/30		77	61,656
10.50%, 05/15/30		218	233,586
3.88%, 10/15/30		10	7,548
10.75%, 12/15/30		234	258,771
Lumen Technologies, Inc.(b)
4.13%, 04/15/29		50	46,940
4.13%, 04/15/30		50	46,624
10.00%, 10/15/32		51	50,916
Sable International Finance Ltd., 7.13%, 10/15/32(b)		200	192,400
Telecom Italia Capital SA, 7.72%, 06/04/38		20	20,714
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Viavi Solutions, Inc., 3.75%, 10/01/29(b)	USD	31	$ 28,348
Windstream Escrow LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)		366	372,627
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27		524	477,279
6.13%, 03/01/28		137	113,949
			6,285,054
Electric Utilities — 0.3%
Alpha Generation LLC, 6.75%, 10/15/32(b)		79	79,051
Calpine Corp.(b)
4.63%, 02/01/29		47	45,114
5.00%, 02/01/31		19	18,140
Clearway Energy Operating LLC, 4.75%, 03/15/28(b)		8	7,755
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)		200	200,880
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(j)		164	156,957
FirstEnergy Corp., 4.00%, 05/01/26(i)		161	163,093
Lightning Power LLC, 7.25%, 08/15/32(b)		23	23,680
NextEra Energy Capital Holdings, Inc., (5-year CMT + 2.46%), 6.75%, 06/15/54(a)		46	46,954
NRG Energy, Inc.(b)
5.75%, 07/15/29		86	84,384
6.00%, 02/01/33		186	180,948
6.25%, 11/01/34		193	189,991
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		8	7,443
Pike Corp., 8.63%, 01/31/31(b)		23	24,238
Southern Co., 4.50%, 06/15/27(b)(i)		50	55,040
Texas Competitive Electric Holdings, Series M, 5.03%, 11/10/21(c)(d)(g)		2,375	—
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(b)(j)		44	45,152
Vistra Operations Co. LLC(b)
7.75%, 10/15/31		70	73,307
6.88%, 04/15/32		95	96,826
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(b)		195	191,760
			1,690,713
Electronic Equipment, Instruments & Components(b) — 0.1%
Coherent Corp., 5.00%, 12/15/29		65	62,008
Sensata Technologies BV, 4.00%, 04/15/29		36	33,088
Sensata Technologies, Inc., 4.38%, 02/15/30		146	134,870
WESCO Distribution, Inc., 6.38%, 03/15/33		67	67,338
Xerox Corp., 10/15/30(k)		31	30,690
Zebra Technologies Corp., 6.50%, 06/01/32		29	29,349
			357,343
Energy Equipment & Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		77	77,041
6.25%, 04/01/28		37	37,028
6.63%, 09/01/32		115	115,452
Enerflex Ltd., 9.00%, 10/15/27(b)		31	31,724
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)		133	135,574
Oceaneering International, Inc., 6.00%, 02/01/28		18	17,810
Star Holding LLC, 8.75%, 08/01/31(b)		127	121,392
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(b)		106	107,809
Weatherford International Ltd., 8.63%, 04/30/30(b)		115	116,768
			760,598
Entertainment(b) — 0.5%
Boyne USA, Inc., 4.75%, 05/15/29		165	155,343
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Entertainment (continued)
Caesars Entertainment, Inc.
4.63%, 10/15/29	USD	338	$ 310,667
7.00%, 02/15/30		275	278,767
6.50%, 02/15/32		175	174,433
6.00%, 10/15/32		47	43,892
Churchill Downs, Inc.
4.75%, 01/15/28		47	45,660
5.75%, 04/01/30		231	225,948
6.75%, 05/01/31		104	104,819
Cinemark USA, Inc., 7.00%, 08/01/32		28	28,264
Great Canadian Gaming Corp., 8.75%, 11/15/29		94	94,441
Light & Wonder International, Inc., 7.50%, 09/01/31		81	82,975
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29		54	50,101
Live Nation Entertainment, Inc.
4.75%, 10/15/27		58	56,541
3.75%, 01/15/28		35	33,303
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29		40	37,541
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 04/15/30(k)		46	45,207
Odeon Finco PLC, 12.75%, 11/01/27		519	542,418
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29		34	24,990
5.88%, 09/01/31		49	32,462
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33		43	42,281
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30		69	65,073
Six Flags Entertainment Corp., 7.25%, 05/15/31		69	69,266
Vail Resorts, Inc., 6.50%, 05/15/32		90	90,997
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29		202	193,850
7.13%, 02/15/31		128	132,462
6.25%, 03/15/33		45	43,827
			3,005,528
Environmental, Maintenance & Security Service — 0.3%
Clean Harbors, Inc., 6.38%, 02/01/31(b)		7	7,075
GFL Environmental, Inc.(b)
4.00%, 08/01/28		8	7,603
4.75%, 06/15/29		164	157,824
4.38%, 08/15/29		65	61,311
6.75%, 01/15/31		117	120,605
Madison IAQ LLC, 5.88%, 06/30/29(b)		1,205	1,138,449
Reworld Holding Corp.
4.88%, 12/01/29(b)		43	39,995
5.00%, 09/01/30		21	19,452
Waste Pro USA, Inc., 7.00%, 02/01/33(b)		253	253,854
Wrangler Holdco Corp., 6.63%, 04/01/32(b)		38	38,689
			1,844,857
Financial Services — 0.3%
Ally Financial, Inc., (5-year CMT + 2.45%), 6.65%, 01/17/40(a)		10	9,676
Azorra Finance Ltd., 7.75%, 04/15/30(b)		40	39,439
Clue Opco LLC, 9.50%, 10/15/31(b)		37	37,011
Freedom Mortgage Holdings LLC(b)
9.25%, 02/01/29		42	42,653
9.13%, 05/15/31		102	102,644
8.38%, 04/01/32		53	51,786
GGAM Finance Ltd.(b)
8.00%, 02/15/27		83	85,035
Security		Par (000)	Value
Financial Services (continued)
GGAM Finance Ltd.(b) (continued)
8.00%, 06/15/28	USD	29	$ 30,410
6.88%, 04/15/29		65	65,773
5.88%, 03/15/30		103	101,778
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)		66	66,908
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)		200	188,029
Macquarie Airfinance Holdings Ltd.(b)
8.13%, 03/30/29		57	59,819
6.50%, 03/26/31		40	41,653
Nationstar Mortgage Holdings, Inc.(b)
6.50%, 08/01/29		172	174,373
5.13%, 12/15/30		21	20,946
5.75%, 11/15/31		79	78,975
7.13%, 02/01/32		195	202,559
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29		52	54,096
7.13%, 11/15/30		68	69,086
6.88%, 02/15/33		51	50,681
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26		75	71,883
3.88%, 03/01/31		68	60,914
4.00%, 10/15/33		31	26,592
UWM Holdings LLC, 6.63%, 02/01/30(b)		114	113,069
			1,845,788
Food Products — 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
5.88%, 02/15/28		84	83,959
6.50%, 02/15/28		10	10,140
6.25%, 03/15/33		55	55,536
Aramark International Finance SARL, 3.13%, 04/01/25(h)	EUR	100	108,130
Aramark Services, Inc., 5.00%, 02/01/28(b)	USD	41	40,253
B&G Foods, Inc., 8.00%, 09/15/28(b)		22	22,104
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29(b)(f)		341	370,654
Chobani LLC/Chobani Finance Corp., Inc.(b)
4.63%, 11/15/28		258	248,249
7.63%, 07/01/29		273	280,492
Darling Ingredients, Inc., 6.00%, 06/15/30(b)		63	62,618
Fiesta Purchaser, Inc.(b)
7.88%, 03/01/31		16	16,519
9.63%, 09/15/32		80	82,211
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)		39	40,116
Performance Food Group, Inc.(b)
4.25%, 08/01/29		74	69,200
6.13%, 09/15/32		129	128,221
Post Holdings, Inc.(b)
4.63%, 04/15/30		36	33,619
4.50%, 09/15/31		28	25,359
6.38%, 03/01/33		76	74,732
6.25%, 10/15/34		95	93,534
U.S. Foods, Inc.(b)
4.63%, 06/01/30		7	6,648
7.25%, 01/15/32		60	62,370
United Natural Foods, Inc., 6.75%, 10/15/28(b)		53	52,337
			1,967,001
Ground Transportation — 0.0%
Genesee & Wyoming, Inc., 6.25%, 04/15/32(b)		106	105,917

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Equipment & Supplies(b) — 0.2%
Bausch & Lomb Corp., 8.38%, 10/01/28	USD	434	$ 450,275
Insulet Corp., 6.50%, 04/01/33		62	63,021
Medline Borrower LP
3.88%, 04/01/29		157	146,753
5.25%, 10/01/29		458	439,485
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29		25	25,318
Neogen Food Safety Corp., 8.63%, 07/20/30		64	67,385
Sotera Health Holdings LLC, 7.38%, 06/01/31		94	95,563
			1,287,800
Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(b)		41	40,960
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		110	102,053
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27		197	188,119
6.00%, 01/15/29		180	159,957
5.25%, 05/15/30		225	185,635
4.75%, 02/15/31		72	56,914
10.88%, 01/15/32		310	305,403
Concentra Escrow Issuer Corp., 6.88%, 07/15/32(b)		86	87,506
DaVita, Inc., 6.88%, 09/01/32(b)		43	43,241
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)		29	26,370
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)		52	50,079
HealthEquity, Inc., 4.50%, 10/01/29(b)		182	170,605
LifePoint Health, Inc.(b)
9.88%, 08/15/30		28	29,543
11.00%, 10/15/30		196	213,073
8.38%, 02/15/32		106	106,727
10.00%, 06/01/32		234	223,215
Molina Healthcare, Inc., 6.25%, 01/15/33(b)		58	57,083
Prime Healthcare Services, Inc., 9.38%, 09/01/29(b)		28	26,417
Star Parent, Inc., 9.00%, 10/01/30(b)		215	211,916
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)		292	288,754
Tenet Healthcare Corp., 6.75%, 05/15/31		288	292,115
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)		154	153,556
			3,019,241
Health Care REITs — 0.0%
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32(b)		215	219,019
Hotel & Resort REITs — 0.2%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		56	56,413
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)		29	28,672
Pebblebrook Hotel Trust, 1.75%, 12/15/26(i)		3	2,803
RHP Hotel Properties LP/RHP Finance Corp.(b)
4.50%, 02/15/29		39	36,895
6.50%, 04/01/32		167	166,701
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)		74	66,380
Service Properties Trust
8.63%, 11/15/31(b)		398	419,856
8.88%, 06/15/32		113	111,827
XHR LP, 6.63%, 05/15/30(b)		28	27,489
			917,036
Hotels, Restaurants & Leisure — 0.7%
1011778 B.C. ULC/New Red Finance, Inc., 5.63%, 09/15/29(b)		46	45,537
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 4.00%, 10/15/30(b)		75	67,876
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Carnival Corp.(b)
6.00%, 05/01/29	USD	149	$ 147,956
6.13%, 02/15/33		232	228,620
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29		139	128,020
6.75%, 01/15/30		586	506,654
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/30		14	13,539
3.63%, 02/15/32(b)		12	10,518
5.88%, 03/15/33(b)		160	158,422
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)		31	31,590
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)		77	76,549
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		78	59,504
Melco Resorts Finance Ltd.(b)
5.38%, 12/04/29		200	183,998
7.63%, 04/17/32		200	199,715
MGM Resorts International, 6.13%, 09/15/29		112	110,890
NCL Corp. Ltd.(b)
8.13%, 01/15/29		31	32,607
6.25%, 03/01/30		36	35,343
6.75%, 02/01/32		138	136,317
NCL Finance Ltd., 6.13%, 03/15/28(b)		46	45,853
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)		36	38,246
Royal Caribbean Cruises Ltd.(b)
5.63%, 09/30/31		219	215,041
6.00%, 02/01/33		226	225,859
Sabre GLBL, Inc.(b)
8.63%, 06/01/27		59	58,385
10.75%, 11/15/29		113	113,822
Station Casinos LLC(b)
4.50%, 02/15/28		69	66,089
4.63%, 12/01/31		81	72,780
6.63%, 03/15/32		49	48,598
Viking Cruises Ltd.(b)
5.88%, 09/15/27		58	57,706
7.00%, 02/15/29		13	13,044
9.13%, 07/15/31		215	229,648
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		27	26,545
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)		44	42,023
Wynn Macau Ltd., 5.63%, 08/26/28(b)		400	384,500
			3,811,794
Household Durables — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 08/01/29		32	28,962
4.63%, 04/01/30		46	41,594
Beazer Homes USA, Inc.
5.88%, 10/15/27		14	13,727
7.50%, 03/15/31(b)		10	9,688
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		67	60,410
4.88%, 02/15/30		56	48,948
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29(b)		44	40,150
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		26	26,872
Empire Communities Corp., 9.75%, 05/01/29(b)		13	13,148
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29(b)		209	223,549
LGI Homes, Inc.(b)
8.75%, 12/15/28		33	34,392
7.00%, 11/15/32		62	58,633
Mattamy Group Corp., 4.63%, 03/01/30(b)		72	66,274
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Durables (continued)
Meritage Homes Corp., 1.75%, 05/15/28(b)(i)	USD	98	$ 95,746
New Home Co., Inc., 9.25%, 10/01/29(b)		56	57,442
Scotts Miracle-Gro Co.
4.50%, 10/15/29		5	4,662
4.38%, 02/01/32		97	85,229
Somnigroup International, Inc.(b)
4.00%, 04/15/29		89	82,656
3.88%, 10/15/31		23	20,194
STL Holding Co. LLC, 8.75%, 02/15/29(b)		31	31,816
SWF Holdings I Corp., 6.50%, 10/06/29(b)		285	156,890
			1,200,982
Household Products — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30		26	23,638
4.13%, 04/30/31(b)		39	34,899
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31(b)		15	13,303
Spectrum Brands, Inc., 3.88%, 03/15/31(b)		10	8,518
			80,358
Independent Power and Renewable Electricity Producers — 0.0%
XPLR Infrastructure LP, 2.50%, 06/15/26(b)(i)		73	69,606
Industrial Conglomerates — 0.0%
Amsted Industries, Inc., 6.38%, 03/15/33(b)		32	31,830
Axon Enterprise, Inc.(b)
6.13%, 03/15/30		72	72,664
6.25%, 03/15/33		56	56,576
NM Holdings Co. LLC, Series B, 9.50%, 07/01/05(c)(d)(g)		5,125	1
			161,071
Insurance(b) — 1.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer
4.25%, 10/15/27		275	265,403
6.75%, 10/15/27		589	586,656
6.75%, 04/15/28		37	37,145
5.88%, 11/01/29		376	363,417
7.00%, 01/15/31		238	238,728
7.38%, 10/01/32		426	427,871
AmWINS Group, Inc.
6.38%, 02/15/29		36	36,274
4.88%, 06/30/29		88	82,958
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29		53	52,235
Ardonagh Finco Ltd., 7.75%, 02/15/31		400	407,462
Ardonagh Group Finance Ltd., 8.88%, 02/15/32		400	407,207
AssuredPartners, Inc., 7.50%, 02/15/32		99	105,676
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/31		400	403,694
8.13%, 02/15/32		245	247,569
HUB International Ltd.
7.25%, 06/15/30		847	872,415
7.38%, 01/31/32		902	918,401
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30		136	142,871
10.50%, 12/15/30		115	123,143
Panther Escrow Issuer LLC, 7.13%, 06/01/31		689	702,044
Ryan Specialty LLC, 5.88%, 08/01/32		143	141,239
USI, Inc., 7.50%, 01/15/32		119	121,401
			6,683,809
Security		Par (000)	Value
Interactive Media & Services — 0.0%
Snap, Inc., 6.88%, 03/01/33(b)	USD	170	$ 169,987
Internet Software & Services(b) — 0.2%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28		200	183,653
ANGI Group LLC, 3.88%, 08/15/28		80	72,597
Match Group Holdings II LLC, 3.63%, 10/01/31		65	56,018
Rakuten Group, Inc., 9.75%, 04/15/29		200	217,144
Uber Technologies, Inc.
7.50%, 09/15/27		15	15,183
6.25%, 01/15/28		201	202,209
4.50%, 08/15/29		330	324,173
			1,070,977
IT Services(b) — 0.1%
Amentum Holdings, Inc., 7.25%, 08/01/32		63	61,970
CA Magnum Holdings, 5.38%, 10/31/26		201	197,422
Fortress Intermediate 3, Inc., 7.50%, 06/01/31		220	221,781
KBR, Inc., 4.75%, 09/30/28		75	71,304
McAfee Corp., 7.38%, 02/15/30		178	157,544
			710,021
Machinery — 0.5%
ATS Corp., 4.13%, 12/15/28(b)		35	32,508
Chart Industries, Inc., 7.50%, 01/01/30(b)		224	232,321
Esab Corp., 6.25%, 04/15/29(b)		66	66,963
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(b)		35	27,475
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(b)		553	554,027
Manitowoc Co., Inc., 9.25%, 10/01/31(b)		32	32,894
Terex Corp., 6.25%, 10/15/32(b)		43	41,700
TK Elevator Holdco GmbH
6.63%, 07/15/28(h)	EUR	90	97,464
7.63%, 07/15/28(b)	USD	200	200,170
TK Elevator Midco GmbH, 4.38%, 07/15/27(h)	EUR	200	214,908
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	312	306,153
Vertiv Group Corp., 4.13%, 11/15/28(b)		781	743,482
			2,550,065
Media — 0.9%
Adelphia Communications Corp., 10.50%, 12/31/49(c)(d)(g)		400	—
Cable One, Inc.
0.00%, 03/15/26(i)(l)		28	26,530
1.13%, 03/15/28(i)		82	65,089
4.00%, 11/15/30(b)		5	3,965
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38%, 09/01/29(b)		261	260,221
4.75%, 03/01/30(b)		106	98,309
4.50%, 08/15/30(b)		22	20,027
4.25%, 02/01/31(b)		102	90,385
7.38%, 03/01/31(b)		327	332,224
4.75%, 02/01/32(b)		37	32,852
4.50%, 05/01/32		7	6,076
4.50%, 06/01/33(b)		9	7,676
4.25%, 01/15/34(b)		207	170,257
CSC Holdings LLC(b)
5.50%, 04/15/27		200	185,163
5.38%, 02/01/28		200	170,566
11.75%, 01/31/29		400	387,937
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(b)
5.88%, 08/15/27		173	167,645
10.00%, 02/15/31		171	164,194

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
DISH DBS Corp.(b)
5.25%, 12/01/26	USD	188	$ 172,574
5.75%, 12/01/28		215	181,320
DISH Network Corp., 11.75%, 11/15/27(b)		432	454,929
GCI LLC, 4.75%, 10/15/28(b)		17	15,672
Gray Media, Inc.(b)
7.00%, 05/15/27		41	40,181
10.50%, 07/15/29		215	223,998
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		180	150,487
Midcontinent Communications, 8.00%, 08/15/32(b)		154	155,711
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(b)		604	516,788
Sinclair Television Group, Inc., 8.13%, 02/15/33(b)		411	405,568
Sirius XM Radio, Inc.(b)
3.13%, 09/01/26		18	17,439
5.00%, 08/01/27		98	95,750
4.00%, 07/15/28		53	49,449
Univision Communications, Inc.(b)
6.63%, 06/01/27		155	153,718
8.00%, 08/15/28		183	183,572
8.50%, 07/31/31		208	203,245
			5,209,517
Metals & Mining — 0.6%
Advanced Drainage Systems, Inc., 6.38%, 06/15/30(b)		42	42,183
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		46	46,902
11.50%, 10/01/31		291	316,442
ATI, Inc.
5.88%, 12/01/27		19	18,867
4.88%, 10/01/29		32	30,476
7.25%, 08/15/30		103	106,166
5.13%, 10/01/31		88	82,406
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		296	296,397
Carpenter Technology Corp., 7.63%, 03/15/30		65	66,953
Cleveland-Cliffs, Inc.(b)
6.88%, 11/01/29		79	77,306
7.50%, 09/15/31		21	20,503
7.38%, 05/01/33		81	77,722
Constellium SE(b)
3.75%, 04/15/29		250	226,498
6.38%, 08/15/32		250	244,125
ERO Copper Corp., 6.50%, 02/15/30(b)		105	101,992
First Quantum Minerals Ltd., 9.38%, 03/01/29(b)		200	210,500
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28		63	59,841
4.50%, 06/01/31		259	229,222
New Gold, Inc., 6.88%, 04/01/32(b)		79	79,788
Novelis Corp.(b)
3.25%, 11/15/26		206	199,149
4.75%, 01/30/30		134	124,325
3.88%, 08/15/31		96	83,463
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(h)	EUR	100	102,798
Novelis, Inc., 6.88%, 01/30/30(b)	USD	159	161,250
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)		39	36,613
			3,041,887
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.1%
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/27		87	82,720
Security		Par (000)	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Blackstone Mortgage Trust, Inc. (continued)
7.75%, 12/01/29	USD	25	$ 25,732
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/29		22	20,952
7.00%, 07/15/31		55	56,451
Starwood Property Trust, Inc.
7.25%, 04/01/29		43	44,081
6.00%, 04/15/30		21	20,521
6.50%, 07/01/30		41	41,021
10/15/30(k)		61	60,434
			351,912
Oil, Gas & Consumable Fuels — 1.6%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)		93	94,595
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 06/15/29(b)		66	64,513
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		38	46,550
5.88%, 06/30/29		89	86,849
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
7.00%, 07/15/29		56	57,231
7.25%, 07/15/32		45	46,553
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28(b)		185	175,334
Buckeye Partners LP
6.88%, 07/01/29(b)		24	24,397
6.75%, 02/01/30(b)		23	23,297
5.85%, 11/15/43		16	14,146
5.60%, 10/15/44		1	857
Chord Energy Corp., 6.75%, 03/15/33(b)		45	44,764
CITGO Petroleum Corp., 8.38%, 01/15/29(b)		130	132,296
Civitas Resources, Inc.(b)
8.38%, 07/01/28		57	58,823
8.63%, 11/01/30		50	51,584
8.75%, 07/01/31		124	127,341
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		32	29,791
CNX Resources Corp., 7.25%, 03/01/32(b)		29	29,489
Comstock Resources, Inc.(b)
6.75%, 03/01/29		350	342,101
5.88%, 01/15/30		2	1,889
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		250	239,839
Crescent Energy Finance LLC(b)
7.63%, 04/01/32		178	176,054
7.38%, 01/15/33		147	141,740
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		35	35,866
DT Midstream, Inc., 4.38%, 06/15/31(b)		79	72,665
eG Global Finance PLC, 12.00%, 11/30/28(b)		415	459,508
Enbridge, Inc.(a)
(5-year CMT + 2.97%), 7.20%, 06/27/54		40	40,363
(5-year CMT + 3.12%), 7.38%, 03/15/55		54	55,439
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(b)		41	43,568
Energy Transfer LP(a)
(5-year CMT + 2.83%), 7.13%, 10/01/54		75	76,157
(5-year CMT + 4.02%), 8.00%, 05/15/54		127	133,648
Series H, (5-year CMT + 5.69%), 6.50%(j)		129	128,848
EQM Midstream Partners LP, 6.38%, 04/01/29(b)		89	91,058
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	USD	29	$ 29,288
8.25%, 01/15/29		82	84,660
8.88%, 04/15/30		5	5,193
7.88%, 05/15/32		102	102,725
8.00%, 05/15/33		80	80,623
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)		45	45,599
Harvest Midstream I LP, 7.50%, 05/15/32(b)		25	25,692
Hess Midstream Operations LP, 6.50%, 06/01/29(b)		64	65,272
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		3	2,997
5.75%, 02/01/29		72	69,563
6.00%, 04/15/30		5	4,755
8.38%, 11/01/33		151	154,741
6.88%, 05/15/34		84	79,000
7.25%, 02/15/35		34	32,470
Howard Midstream Energy Partners LLC(b)
8.88%, 07/15/28		56	58,390
7.38%, 07/15/32		55	56,349
ITT Holdings LLC, 6.50%, 08/01/29(b)		135	124,542
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(b)		129	128,925
Kinetik Holdings LP, 5.88%, 06/15/30(b)		6	5,937
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)		82	81,849
Matador Resources Co.(b)
6.88%, 04/15/28		64	64,809
6.50%, 04/15/32		75	74,327
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/31(b)		24	23,402
Nabors Industries Ltd., 7.50%, 01/15/28(b)		31	28,535
Nabors Industries, Inc., 7.38%, 05/15/27(b)		71	70,027
NFE Financing LLC, 12.00%, 11/15/29(b)		131	110,260
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29		69	69,482
8.38%, 02/15/32		264	264,566
Noble Finance II LLC, 8.00%, 04/15/30(b)		75	74,956
Northern Oil & Gas, Inc.
8.13%, 03/01/28(b)		207	207,533
3.63%, 04/15/29(i)		40	42,152
8.75%, 06/15/31(b)		52	53,038
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)		42	42,392
Parkland Corp., 6.63%, 08/15/32(b)		60	59,966
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		34	29,777
Permian Resources Operating LLC(b)
8.00%, 04/15/27		70	71,323
7.00%, 01/15/32		85	86,921
6.25%, 02/01/33		118	117,533
Prairie Acquiror LP, 9.00%, 08/01/29(b)		50	50,894
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		14	13,406
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)		100	102,931
SM Energy Co.
6.50%, 07/15/28		6	5,959
7.00%, 08/01/32(b)		33	32,387
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		29	26,182
Sunoco LP, 6.25%, 07/01/33(b)		75	75,078
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
5.50%, 01/15/28		35	34,065
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b) (continued)
7.38%, 02/15/29	USD	149	$ 149,742
6.00%, 12/31/30		2	1,897
6.00%, 09/01/31		41	38,760
Talos Production, Inc., 9.38%, 02/01/31(b)		40	40,698
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)		135	126,752
TransMontaigne Partners LLC, 8.50%, 06/15/30(b)		15	15,110
Transocean Aquila Ltd., 8.00%, 09/30/28(b)		27	27,346
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		24	24,031
Transocean, Inc.(b)
8.00%, 02/01/27		89	88,666
8.25%, 05/15/29		96	93,838
8.75%, 02/15/30		56	58,161
8.50%, 05/15/31		82	79,678
Valaris Ltd., 8.38%, 04/30/30(b)		186	186,213
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29(b)		79	73,131
Venture Global LNG, Inc.(b)
9.50%, 02/01/29		574	615,507
8.38%, 06/01/31		233	236,327
9.88%, 02/01/32		273	289,949
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		51	49,942
Vital Energy, Inc.
9.75%, 10/15/30		62	63,061
7.88%, 04/15/32(b)		159	148,016
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		53	51,525
			8,675,974
Paper & Forest Products — 0.0%
Magnera Corp., 7.25%, 11/15/31(b)		33	32,096
Passenger Airlines(b) — 0.1%
American Airlines, Inc., 8.50%, 05/15/29		121	122,839
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31		55	54,290
OneSky Flight LLC, 8.88%, 12/15/29		68	68,727
United Airlines, Inc., 4.63%, 04/15/29		98	92,735
			338,591
Personal Care Products — 0.0%
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		77	75,757
Pharmaceuticals — 0.3%
1261229 BC Ltd., 04/15/32(b)(k)		625	621,164
1375209 BC Ltd., 9.00%, 01/30/28(b)		60	59,953
Bausch Health Cos., Inc.(b)
5.50%, 11/01/25		72	71,928
6.13%, 02/01/27		227	230,178
5.75%, 08/15/27		39	38,932
11.00%, 09/30/28		386	367,665
Endo Finance Holdings, Inc., 8.50%, 04/15/31(b)		108	112,593
Option Care Health, Inc., 4.38%, 10/31/29(b)		79	73,708
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26		227	219,418
			1,795,539
Real Estate Management & Development — 0.1%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30(b)		45	40,276
Series AI, 7.00%, 04/15/30		80	71,138
CoreLogic, Inc., 4.50%, 05/01/28(b)		309	287,607

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Real Estate Management & Development (continued)
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)	USD	120	$ 127,429
Howard Hughes Corp., 4.38%, 02/01/31(b)		53	47,177
			573,627
Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		77	73,779
Semiconductors & Semiconductor Equipment(i) — 0.0%
MKS Instruments, Inc., 1.25%, 06/01/30(b)		134	120,533
ON Semiconductor Corp., 0.50%, 03/01/29		61	52,539
			173,072
Software — 1.1%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		877	822,636
Camelot Finance SA, 4.50%, 11/01/26(b)		149	146,045
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		193	198,156
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)		276	242,155
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		111	96,057
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28		328	304,266
4.88%, 07/01/29		180	160,558
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		863	838,893
9.00%, 09/30/29		1,287	1,268,865
8.25%, 06/30/32		636	646,640
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)		153	153,253
Ellucian Holdings, Inc., 6.50%, 12/01/29(b)		121	118,995
Playtika Holding Corp., 4.25%, 03/15/29(b)		21	18,486
SS&C Technologies, Inc., 6.50%, 06/01/32(b)		176	177,903
Twilio, Inc.
3.63%, 03/15/29		22	20,398
3.88%, 03/15/31		43	38,735
UKG, Inc., 6.88%, 02/01/31(b)		675	684,746
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		162	148,614
			6,085,401
Specialty Retail — 0.0%
Staples, Inc., 10.75%, 09/01/29(b)		54	48,786
Technology Hardware, Storage & Peripherals — 0.0%
Diebold Nixdorf, Inc., 7.75%, 03/31/30(b)		39	40,426
NCR Atleos Corp., 9.50%, 04/01/29(b)		17	18,433
Seagate HDD Cayman
8.25%, 12/15/29		54	57,416
8.50%, 07/15/31		76	80,717
			196,992
Textiles, Apparel & Luxury Goods(b) — 0.0%
Crocs, Inc.
4.25%, 03/15/29		57	52,985
4.13%, 08/15/31		13	11,464
Hanesbrands, Inc., 9.00%, 02/15/31		3	3,161
Kontoor Brands, Inc., 4.13%, 11/15/29		17	15,621
			83,231
Trading Companies & Distributors(b) — 0.1%
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28		12	11,694
Gates Corp., 6.88%, 07/01/29		74	75,282
Security		Par (000)	Value
Trading Companies & Distributors (continued)
H&E Equipment Services, Inc., 3.88%, 12/15/28	USD	20	$ 19,936
Resideo Funding, Inc.
4.00%, 09/01/29		18	16,342
6.50%, 07/15/32		99	98,763
			222,017
Wireless Telecommunication Services — 0.1%
Altice France SA(b)
5.13%, 07/15/29		200	156,667
5.50%, 10/15/29		200	158,471
T-Mobile U.S., Inc.
3.38%, 04/15/29		67	63,642
3.50%, 04/15/31		26	24,041
Vmed O2 U.K. Financing I PLC, 4.75%, 07/15/31(b)		200	173,692
			576,513
Total Corporate Bonds — 16.5% (Cost: $102,517,780)			92,702,331
Fixed Rate Loan Interests
Commercial Services & Supplies — 0.0%
TMK Hawk Parent Corp., 2024 PIK Term Loan, (3-mo. CME Term SOFR + 11.00%), 11.00%, 12/15/31		61	36,518
Diversified Consumer Services — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/09/27		9	8,941
Internet Software & Services — 0.0%
Abe Investment Holdings, Inc., 2025 USD Term Loan B, 11.25%, 02/21/30(d)		393	390,053
IT Services — 0.3%
Clover Holdings 2 LLC, Term Loan B, 7.75%, 12/09/31(d)		1,672	1,661,550
Software — 0.2%
Cotiviti, Inc., 2024 Term Loan B, 7.63%, 05/01/31		1,037	1,020,360
Total Fixed Rate Loan Interests — 0.5% (Cost: $3,171,951)			3,117,422
Floating Rate Loan Interests(a)
Advertising Agencies — 0.3%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.44%, 08/23/28		643	637,960
Planet US Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.32%, 02/07/31		698	695,495
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 9.56%, 02/15/29		249	247,832
			1,581,287
Aerospace & Defense — 2.3%
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 10/31/30		1,218	1,207,311
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6- mo. CME Term SOFR + 4.18%), 8.43%, 08/03/29		1,114	1,108,871
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/31/31	USD	2,154	$ 2,146,559
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/31/31		819	816,388
Goat Holdco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 01/27/32		553	548,852
Kaman Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 02/26/32		604	595,349
NORDAM Group, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.60%), 9.92%, 04/09/26		744	741,376
Propulsion BC Newco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 09/14/29		194	193,895
Signia Aerospace LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 11/21/31		563	558,670
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 02/28/31		4,123	4,097,377
2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 01/19/32		839	833,828
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 03/22/30		98	97,788
			12,946,264
Air Freight & Logistics — 0.0%
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 03/18/30		218	214,437
Automobile Components — 1.0%
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.82%, 05/06/30		2,918	2,873,809
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 01/28/32		1,320	1,298,550
Garrett LX I SARL, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.54%, 01/17/32		102	101,107
RealTruck Group, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 5.11%), 9.44%, 01/31/28		417	407,695
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 9.42%, 11/17/28		1,121	1,089,332
			5,770,493
Banks — 0.3%
AqGen Island Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 08/02/28		1,907	1,890,635
Beverages — 0.4%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.40%, 01/24/30		1,588	348,772
Term Loan, (3-mo. CME Term SOFR + 3.10%), 7.40%, 01/24/29		2,064	1,054,260
Primo Brands Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.55%, 03/31/28		830	826,038
			2,229,070
Building Materials — 2.9%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 8.81%, 05/17/28		429	280,509
Security		Par (000)	Value
Building Materials (continued)
Azek Group LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 09/19/31(d)	USD	822	$ 821,940
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.25%), 7.67%, 11/03/28		2,665	2,637,448
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.82%, 10/02/28		854	841,146
EMRLD Borrower LP
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 08/04/31		1,529	1,513,747
Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.93%, 05/31/30		1,935	1,913,998
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.32%, 03/08/29		718	688,767
Oscar AcquisitionCo LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.55%, 04/29/29		1,123	1,047,370
Potters Borrower LP, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.32%, 12/14/27		466	465,949
Quikrete Holdings, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.57%, 03/19/29		785	776,312
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 02/10/32		2,133	2,106,871
Smyrna Ready Mix Concrete LLC, 2025 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 04/02/29(d)		377	373,757
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.07%, 09/22/28		466	465,853
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.55%, 08/05/31		2,530	2,401,392
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 6.44%, 10/04/28		98	97,895
			16,432,954
Building Products — 1.2%
Beacon Roofing Supply, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 05/19/28		1,277	1,275,234
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.26%), 8.55%, 01/29/31		2,159	1,957,487
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 06/17/31		476	471,414
GYP Holdings III Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 2.25%), 6.57%, 05/12/30		276	275,511
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 10/19/29		2,604	2,520,211
			6,499,857
Capital Markets — 2.5%
Aretec Group, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 08/09/30		543	538,236
Citadel Securities Global Holdings LLC, 2024 First Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/31/31		1,334	1,331,485
CPI Holdco B LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 05/17/31		766	759,780
2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.32%, 05/19/31		1,491	1,474,745

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.05%, 04/09/27	USD	2,604	$ 2,465,449
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.31%, 04/07/28		982	935,831
Edelman Financial Engines Center LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 04/07/28		1,021	1,017,601
FinCo I LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 06/27/29		421	421,083
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 09/15/31		1,333	1,318,819
Guardian U.S. Holdco LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 01/31/30		214	210,482
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 12/15/31		1,683	1,661,430
Jefferies Finance LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 10/21/31		662	659,578
Osaic Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 08/17/28		1,042	1,033,099
			13,827,618
Chemicals — 3.3%
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.05%, 12/20/29		1,069	1,067,583
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 08/18/28		1,026	1,022,090
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.31%, 11/01/30		1,844	1,828,739
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.04%, 10/04/29		151	148,975
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.29%, 06/12/31		1,492	1,466,636
Element Solutions, Inc., 1st Lien, Term Loan B2, (1-mo. CME Term SOFR + 1.75%), 6.07%, 12/18/30		1,381	1,376,151
Fortis 333, Inc., USD Term Loan B, 02/06/32(d)(m)		510	505,537
H.B. Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 02/15/30		260	259,736
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.32%, 07/03/28		1,221	1,121,059
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 02/18/30		607	582,283
INEOS US Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.57%, 10/07/31(d)		526	491,810
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 11/26/31(d)		867	864,660
Security		Par (000)	Value
Chemicals (continued)
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.32%, 03/29/28	USD	1,982	$ 1,967,472
Nouryon Finance BV, 2024 USD Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 04/03/28		1,099	1,094,987
OQ Chemicals Corp.
2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.90%, 12/31/26		1,552	1,350,276
2024 USD Term Loan B, (1-mo. CME Term SOFR at 3.00% Floor + 8.00%), 12.32%, 12/31/26		175	180,265
Paint Intermediate III, LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 10/09/31		506	504,735
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.32%, 08/02/30		1,434	1,421,075
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 09/22/28		1,240	1,225,719
			18,479,788
Commercial Services & Supplies — 7.0%
Aggreko Holdings, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 08/16/29		1,746	1,744,512
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.94%, 02/04/28		1,737	1,735,463
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.17%, 05/12/28		3,742	3,736,146
APi Group DE, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 01/03/29		1,902	1,894,909
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 6.19%, 08/06/27		556	541,640
Belron Finance LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 10/16/31		3,029	3,019,104
Bright Horizons Family Solutions LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 11/24/28		1,365	1,362,222
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.07%, 01/31/31		2,028	1,999,433
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.07%, 02/23/29		1,379	1,237,127
CHG Healthcare Services Inc., 2024 Term Loan B1, (3- mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.31%, 09/29/28		878	876,583
Creative Artists Agency LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 10/01/31		2,988	2,977,287
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 07/06/29		449	447,291
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.29%, 08/01/29		1,166	1,163,726
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Fleet US Bidco, Inc., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.06%, 02/21/31(d)	USD	357	$ 355,866
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.29%, 07/31/30		432	360,972
Garda World Security Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 02/01/29		1,049	1,043,876
Grant Thornton Advisors Holdings LLC
2025 Delayed Draw Term Loan, 06/02/31(m)		3	2,963
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 06/02/31		551	548,190
Hertz Corp.
2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 7.94%, 06/30/28		1,180	906,042
2021 Term Loan C, (1-mo. CME Term SOFR + 3.61%), 7.94%, 06/30/28		199	152,558
Ingenovis Health, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.51%), 8.82%, 03/06/28		693	287,619
KUEHG Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 06/12/30		785	782,621
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.30%, 08/11/28		196	194,261
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.31%, 05/04/28		2,332	2,314,909
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 07/25/30		594	589,067
PG Polaris BidCo SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 03/26/31		547	546,176
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/13/30		874	869,202
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 03/07/32		299	295,101
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 11/19/31		511	504,173
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.82%, 11/14/30		74	73,972
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 10/04/30		1,390	1,386,303
TMK Hawk Parent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 2.00%), 6.32%, 06/30/29		1,906	1,143,669
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.42%, 11/02/27		632	593,462
Veritiv Operating Co., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.30%, 11/30/30		493	489,475
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 6.58%, 02/22/31		1,332	1,325,632
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.66%, 12/17/28	USD	573	$ 270,088
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 01/30/31		1,649	1,622,727
			39,394,367
Construction & Engineering — 1.8%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 09/23/31		2,003	1,986,458
Arcosa Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 08/12/31		814	812,078
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.79%, 08/01/30		3,210	3,030,331
Brown Group Holding LLC
2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.81%, 07/01/31		1,255	1,246,220
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 07/01/31		1,747	1,735,393
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 11/03/31		376	373,338
Cube A&D Buyer, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.79%, 10/17/31		194	192,384
Legence Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 7.57%, 12/18/28		512	506,490
			9,882,692
Consumer Finance — 2.2%
Boost Newco Borrower LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 01/31/31		3,459	3,432,290
Citrin Cooperman Advisors LLC(m)
2025 Delayed Draw Term Loan, 03/06/32		48	47,109
2025 Term Loan B, 03/06/32		736	730,187
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 04/28/28		2,541	2,532,682
Neon Maple U.S Debt Mergersub, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 11/17/31		1,600	1,587,552
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 06/24/31		1,883	1,875,911
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 06/24/31		1,597	1,591,202
WEX, Inc.
2024 Term Loan B2, 03/31/28(m)		325	322,969
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/05/32		425	420,750
			12,540,652
Containers & Packaging — 1.6%
Charter Next Generation, Inc., 2024 Term Loan B1, (1- mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.31%, 11/29/30		3,436	3,429,194

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Containers & Packaging (continued)
Clydesdale Acquisition Holdings, Inc.(m)
2025 Delayed Draw Term Loan, 03/26/32	USD	20	$ 20,315
2025 Term Loan B, 03/26/32		1,169	1,162,043
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.42%, 10/30/28		1,438	1,187,447
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 04/15/27		1,204	1,198,849
Pregis TopCo LLC
1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.32%, 07/31/26		581	580,533
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.11%), 8.44%, 07/31/26		603	602,137
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 09/15/28		1,121	1,081,368
			9,261,886
Diversified REITs — 0.2%
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/25/31		1,356	1,354,025
Diversified Telecommunication Services — 2.2%
Altice Financing SA, USD 2017 1st Lien Term Loan, (1- mo. CME Term SOFR + 2.75%), 7.43%, 01/31/26(d)		1,682	1,530,515
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 10/24/30		1,239	1,237,317
Connect Finco SARL, 2024 Extended Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.82%, 09/27/29		894	783,078
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.57%, 09/20/30		581	570,673
Level 3 Financing, Inc., 2025 Term Loan B, 03/27/32(m)		2,873	2,834,387
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/15/29		664	637,183
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/15/30		678	650,406
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.32%, 06/01/28		124	123,724
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.44%, 03/09/27		4,386	4,073,221
			12,440,504
Electric Utilities — 1.5%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 07/31/30		1,647	1,640,849
Calpine Corp., 2024 Term Loan B10, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 01/31/31		697	694,573
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.25%), 6.56%, 12/15/27		1,011	1,008,541
Hamilton Projects Acquiror LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 05/22/31		325	324,579
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.04%, 04/16/31		1,388	1,384,695
Security		Par (000)	Value
Electric Utilities (continued)
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 7.44%, 01/21/28	USD	925	$ 925,795
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 12/15/31		611	608,614
Thunder Generation Funding LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 10/03/31		818	816,995
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1- mo. CME Term SOFR + 1.75%), 6.07%, 12/20/30		1,288	1,282,998
			8,687,639
Electronic Equipment, Instruments & Components — 0.6%
Celestica Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 06/20/31		836	834,640
Coherent Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 07/02/29		1,560	1,556,071
Roper Industrial Products Investment Co., 2024 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 11/22/29		1,045	1,038,408
			3,429,119
Entertainment — 5.1%
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.80%, 10/02/28		1,277	1,133,118
Caesars Entertainment, Inc.
2024 Term Loan B1, (3-mo. CME Term SOFR + 2.25%), 6.56%, 02/06/31		2,886	2,862,638
Term Loan B, (3-mo. CME Term SOFR + 2.25%), 6.56%, 02/06/30		927	920,464
Crown Finance US, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.57%, 12/02/31		589	584,741
Delta 2 Lux SARL(m)
2024 Term Loan B1, 09/30/31		1,709	1,703,874
2024 Term Loan B2, 09/30/31		856	853,224
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 03/04/32		874	867,996
ECL Entertainment LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 08/31/30		944	941,616
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 03/24/32		3,120	3,114,166
Flutter Financing BV, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.05%, 11/30/30		3,472	3,448,981
Great Canadian Gaming Corp., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 11/01/29		750	738,075
Herschend Entertainment Co. LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 3.00%), 7.32%, 08/27/28		147	146,611
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 04/14/29		983	978,919
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 10/19/26		1,659	1,654,272
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 11/12/29		1,222	1,171,920
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Entertainment (continued)
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 06/25/31(d)	USD	638	$ 633,011
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 05/03/29		1,252	1,250,300
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 04/04/29		373	370,688
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 12/04/31		462	458,065
Six Flags Entertainment Corp., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 05/01/31		301	299,525
UFC Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 11/21/31		2,086	2,079,244
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.04%, 01/24/31		2,657	2,646,256
			28,857,704
Environmental, Maintenance & Security Service — 2.5%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 3.75%), 8.05%, 10/24/30(d)		660	659,687
Clean Harbors, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 10/09/28		909	914,860
Filtration Group Corp., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 10/21/28		3,062	3,056,186
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 02/04/32		2,041	2,018,549
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.30%, 10/17/30		626	624,686
Madison IAQ LLC
2025 Term Loan B, 03/28/32(d)(m)		1,455	1,440,450
Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.76%, 06/21/28		3,195	3,154,304
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 7.67%, 03/09/28		803	460,926
Reworld Holding Corp , Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 11/30/28		972	968,799
Reworld Holding Corp.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.81%, 11/30/28		774	771,555
2024 1st Lien Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.81%, 11/30/28		43	42,480
Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 11/30/28		75	74,617
			14,187,099
Security		Par (000)	Value
Financial Services — 0.2%
Apex Group Treasury LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 02/27/32	USD	472	$ 469,937
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 11/05/28		588	589,075
			1,059,012
Food Products — 2.2%
Aramark Services, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 06/22/30		971	969,881
Chobani LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 10/25/27		3,659	3,655,595
Froneri U.S., Inc., 2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.24%, 09/17/31		3,962	3,932,107
H-Food Holdings LLC, 2018 Term Loan B, 05/23/25(d)(m)		146	145,645
Nomad Foods U.S. LLC, 2023 Term Loan B5, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.97%, 11/12/29		893	889,805
U.S. Foods, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 10/03/31		622	623,934
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 11/22/28		708	712,293
UTZ Quality Foods LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 01/29/32		1,411	1,405,591
			12,334,851
Ground Transportation — 0.6%
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 04/10/31		3,199	3,167,352
Health Care Equipment & Supplies — 2.1%
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.42%, 11/08/27		104	104,410
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.32%, 09/29/28		839	835,553
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.67%, 05/10/27		2,005	1,996,095
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 10/23/28		7,054	7,037,817
Sotera Health Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 05/30/31		1,981	1,973,616
			11,947,491
Health Care Providers & Services — 2.1%
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 07/26/31(d)		339	338,302
Examworks Bidco, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.07%, 11/01/28		2,018	2,013,314

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
EyeCare Partners LLC
2024 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.10%, 3.61% PIK), 9.00%, 11/30/28(f)	USD	1,004	$ 781,914
2024 Superpriority New Money 1st Out Term Loan A, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 10.04%, 08/31/28		684	693,889
2024 Third Out Term Loan C, 11/30/28(c)(d)(g)(m)		41	9,312
Fortrea Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.07%, 07/01/30		101	94,466
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 07/03/28		497	497,605
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.89%, 11/01/28		540	344,575
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 11.39%, 11/01/29		536	268,000
Opal Bidco SAS, 1st Lien, Term Loan B, 03/31/32(d)(m)		1,775	1,766,125
Phoenix Newco, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 11/15/28		2,520	2,512,768
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.10%), 7.40%, 11/18/27		298	294,316
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 09/27/30		1,073	1,023,809
Surgery Center Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 12/19/30		1,170	1,168,165
			11,806,560
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 05/18/30		439	438,156
Hotels, Restaurants & Leisure — 3.9%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 09/20/30		1,855	1,834,392
Aimbridge Acquisition Co., Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.61%), 11.94%, 03/11/30		180	175,895
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 9.93%, 03/11/30		203	201,308
Alterra Mountain Co., 2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 05/31/30		825	823,779
Carnival Corp., 2025 Term Loan (2027), (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 6.32%, 08/08/27		563	561,568
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 07/22/30		1,640	1,615,667
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.10%), 8.42%, 12/01/28(d)		301	256,020
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.82%, 01/27/29	USD	3,741	$ 3,679,350
Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 11/30/29		2,804	2,801,167
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.07%, 11/08/30		696	695,012
IRB Holding Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.82%, 12/15/27		1,682	1,670,597
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.07%, 01/05/29		402	400,885
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27		170	162,939
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27		96	92,045
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR + 5.10%), 9.42%, 06/30/28		48	46,471
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 11/15/29		809	788,302
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 11/15/29		236	228,635
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 03/14/31		1,884	1,871,805
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 08/03/28		2,677	2,664,046
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 05/24/30		1,140	1,138,873
			21,708,756
Household Durables — 1.3%
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 07/31/28		1,884	1,865,124
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 01/20/32		2,524	2,404,824
Somnigroup International, Inc., 2024 Term Loan B, (3- mo. SOFR + 2.50%), 6.81%, 10/24/31		486	485,073
Springs Windows Fashions, LLC, 2024 First Lien Second Out TL A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.44%, 10/06/28		1,442	1,179,381
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.82%, 12/19/29		153	153,592
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.69%, 10/30/27		1,524	1,471,538
			7,559,532
Household Products — 0.1%
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/04/32		261	261,164
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Industrial Conglomerates — 0.0%
Stitch Acquisition Corp., 2024 2nd Lien Term Loan, (3- mo. CME Term SOFR + 7.50%), 12.06%, 12/31/29(d)	USD	199	$ 165,139
Insurance — 7.5%
Alliant Holdings Intermediate LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 09/19/31		6,784	6,738,123
AmWINS Group, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.57%, 01/30/32		2,590	2,566,748
Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.29%, 12/06/31		2,429	2,403,120
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.04%, 02/15/31		1,833	1,807,796
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.82%, 02/14/31		2,369	2,370,644
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.69%, 12/23/26		289	288,299
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 9.69%, 01/31/28		985	930,488
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 9.69%, 01/20/29		953	880,486
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.67%, 08/19/28		1,355	1,340,969
Baldwin Insurance Group Holdings LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 05/26/31		1,750	1,743,117
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.79%, 06/20/30		5,040	5,014,707
Hyperion Refinance SARL, 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 02/15/31		1,610	1,596,422
Jones Deslauriers Insurance Management, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 03/15/30		1,112	1,096,564
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 09/15/31		1,694	1,686,869
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 07/31/31		3,580	3,566,555
TIH Insurance Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 05/06/31		2,174	2,158,199
Truist Insurance Holdings LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 05/06/32		476	479,063
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 09/29/30		1,770	1,751,324
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 11/21/29		3,630	3,592,411
			42,011,904
Security		Par (000)	Value
Interactive Media & Services — 0.7%
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.57%, 05/03/28	USD	976	$ 923,044
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.57%, 12/31/31		661	604,288
Speedster Bidco GmbH, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 12/10/31		2,162	2,156,595
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.05%, 07/20/28		208	208,064
			3,891,991
Internet Software & Services — 2.7%
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.80%, 11/08/32		1,328	1,318,485
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.07%, 09/12/29		2,741	2,725,322
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 6.07%, 05/30/31		2,301	2,287,020
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 11/09/29		1,245	1,238,292
Hoya Midco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.55%, 02/03/29		837	822,151
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 08/31/28		3,097	3,084,163
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.07%, 03/15/30(d)		3,675	3,656,634
			15,132,067
IT Services — 2.9%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 09/29/31		1,565	1,510,300
Clover Holdings 2 LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.29%, 12/09/31		4,115	4,063,562
Fortress Intermediate 3, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.07%, 06/27/31		564	562,517
Kaseya, Inc., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 03/22/32		2,550	2,538,857
Magenta Security Holdings LLC
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.30%, 07/27/28		487	439,408
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.26%), 11.55%, 07/27/28		590	298,323
2024 Super Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.54%, 07/27/28		188	189,857
2024 Third Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 1.76%), 5.79%, 07/27/28(c)(g)		950	258,740
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 03/01/29		2,457	2,341,227
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 12.18%, 02/01/29		432	321,780

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
IT Services (continued)
Peraton Corp. (continued)
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.17%, 02/01/28	USD	1,724	$ 1,531,692
Tempo Acquisition LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 08/31/28		2,280	2,260,103
			16,316,366
Machinery — 3.4%
Arcline FM Holdings LLC
2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.50%), 8.80%, 06/23/28		2,020	2,006,934
2025 Term Loan, 06/24/30(m)		801	795,793
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 6.81%, 03/15/30		531	530,336
Columbus McKinnon Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.80%, 05/14/28(d)		273	272,393
Generac Power Systems, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 07/03/31		289	288,550
GrafTech Global Enterprises, Inc., 2024 Term Loan, (3- mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.30%, 12/21/29		25	25,849
Husky Injection Molding Systems Ltd., 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.72%, 02/15/29		3,898	3,876,029
Madison Safety & Flow LLC, 1st Lien, Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 09/26/31		586	585,888
SPX Flow, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 04/05/29		1,455	1,451,186
TK Elevator U.S. Newco, Inc.
2025 USD Term Loan B, 04/30/30(m)		2,479	2,470,596
USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.74%, 04/30/30		3,490	3,477,737
Vertiv Group Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/02/27		2,197	2,190,269
WEC U.S. Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 01/27/31		1,314	1,300,486
			19,272,046
Media — 1.7%
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 12/07/30		1,237	1,230,123
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 12/15/31		863	859,929
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 9.00%, 04/15/27		1,592	1,493,409
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.55%, 08/02/27		260	259,601
Gray Media, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.57%, 06/04/29		218	210,845
Learfield Communications LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.82%, 06/30/28		545	544,266
Security		Par (000)	Value
Media (continued)
NEP Group, Inc.
2018 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.51%), 7.82%, 08/19/26	USD	145	$ 133,543
2023 Term Loan B, (3-mo. CME Term SOFR + 3.51%, 1.50% PIK), 9.32%, 08/19/26(f)		797	739,314
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.69%, 09/25/26		2,345	2,002,654
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1- mo. CME Term SOFR + 3.36%), 7.68%, 01/31/29		1,212	1,186,790
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 6.93%, 04/30/28		1,066	1,037,772
			9,698,246
Metals & Mining — 0.5%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.82%, 05/13/29		224	224,359
Covia Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 02/14/32		300	298,782
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.29%, 03/11/32		2,221	2,218,224
			2,741,365
Oil, Gas & Consumable Fuels — 1.6%
Buckeye Partners LP, 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 11/22/30		350	349,454
EG America LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.56%, 02/07/28		327	327,123
Freeport LNG Investments LLLP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.54%, 12/21/28		2,537	2,500,651
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 10/04/30		248	246,553
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 02/11/30		692	690,270
M6 ETX Holdings II Midco LLC
2025 Term Loan B, 04/01/32(m)		541	539,312
Term Loan B, (Prime + 3.50%), 11.00%, 09/19/29		224	223,889
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.19%, 01/31/28		552	552,613
New Fortress Energy, Inc., 2025 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.79%, 10/30/28(d)		307	262,603
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.07%, 02/03/31		577	573,028
NGP XI Midstream Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 07/25/31(d)		159	157,810
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 10/05/28		2,627	2,622,381
			9,045,687
Paper & Forest Products — 0.3%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 09/07/27		1,829	1,825,393
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Passenger Airlines — 1.2%
AAdvantage Loyalty IP Ltd., 2025 Term Loan, (1-mo. CME Term SOFR + 2.25%), 6.54%, 04/20/28	USD	816	$ 805,410
Air Canada, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 03/21/31		1,797	1,772,450
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 01/29/27		143	141,264
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.51%, 06/04/29		1,547	1,522,999
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 02/15/28		1,131	1,112,317
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.05%, 08/27/29		633	611,690
United Airlines, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 02/22/31		1,054	1,050,147
			7,016,277
Pharmaceuticals — 1.9%
1261229 BC Ltd., 2025 Term Loan B, 09/25/30(m)		1,785	1,713,600
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.82%, 05/04/28		1,023	1,039,656
Bausch Health Americas, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.67%, 02/01/27		1,024	1,022,127
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 6.17%, 08/01/27		851	849,284
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.40%, 10/01/27		1,929	1,804,755
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.57%, 05/05/28		1,604	1,602,867
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 6.69%, 10/27/28		699	701,061
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 05/19/31(d)		862	848,882
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 04/20/29		901	897,879
PRA Health Sciences, Inc., 2024 US Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 07/03/28		124	123,979
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 08/01/31		332	331,856
			10,935,946
Real Estate Management & Development — 0.4%
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 10.94%, 06/04/29		488	470,208
Security		Par (000)	Value
Real Estate Management & Development (continued)
CoreLogic, Inc. (continued)
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 06/02/28	USD	1,418	$ 1,388,425
Cushman & Wakefield U.S. Borrower LLC, 2024 Tranche 2 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.57%, 01/31/30		565	563,610
			2,422,243
Semiconductors & Semiconductor Equipment — 0.4%
Entegris, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 07/06/29		840	837,964
MKS Instruments, Inc., 2025 USD Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 08/17/29		1,155	1,153,134
			1,991,098
Software — 13.2%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 02/24/31		3,276	3,273,431
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 02/15/29		4,339	4,277,669
Azalea Topco, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 04/30/31		715	711,084
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.79%, 08/15/29		993	856,678
BCPE Pequod Buyer, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.79%, 11/25/31		1,216	1,211,221
BMC Software Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.29%, 07/30/31		2,196	2,155,198
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 06/17/30		765	760,296
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.32%, 01/23/32		2,292	2,286,647
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 07/06/29		3,002	2,569,191
Clearwater Analytics LLC, 2025 Term Loan B, 02/07/32(d)(m)		321	319,395
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 03/30/29		3,400	3,364,781
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 03/21/31		2,719	2,690,253
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 10/08/29		616	585,459
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.17%, 10/08/28		1,856	1,828,464

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 7.07%, 05/01/31	USD	1,736	$ 1,696,465
Dayforce, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 03/01/31(d)		1,666	1,658,096
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 8.55%, 06/26/31		654	627,368
Dun & Bradstreet Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 01/18/29		4,929	4,915,884
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 10/09/29		2,453	2,446,475
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.07%, 11/22/32		513	519,838
Epicor Software Corp., 2024 Term Loan E, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.07%, 05/30/31		2,628	2,619,382
Flexera Software LLC, 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.30%, 03/03/28		603	599,812
Gen Digital, Inc., 2025 Term Loan B, 02/13/32(m)		289	285,893
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 01/30/32		4,322	4,270,222
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 10/27/28		2,613	2,609,365
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.57%, 06/17/31		2,036	2,009,549
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 9.57%, 06/17/32		474	460,491
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.79%, 07/01/31		610	590,011
Planview Parent, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 12/17/27		215	212,789
Playtika Holding Corp., 2021 Term Loan B1, (1-mo. CME Term SOFR + 2.86%), 7.19%, 03/13/28		1,294	1,280,127
PointClickCare Technologies, Inc., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 11/03/31		713	710,440
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 8.30%, 06/02/28		2,487	2,375,568
Project Alpha Intermediate Holding, Inc.(m)
2024 1st Lien Term Loan B, 10/28/30		328	327,387
2024 Add-on Term Loan B, 10/28/30		251	250,267
Project Boost Purchaser LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 07/16/31		1,387	1,377,730
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 06/28/30(d)		1,826	1,812,078
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 7.56%, 04/24/28		1,846	1,819,057
Skopima Consilio Parent LLC, 2024 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.07%, 05/15/28		615	609,695
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 05/09/31		2,851	2,847,888
Security		Par (000)	Value
Software (continued)
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 02/10/31	USD	3,820	$ 3,809,657
VS Buyer LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 04/12/31		2,370	2,367,262
Waystar Technologies, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 10/22/29		429	426,563
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 11/26/31		1,728	1,721,727
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.07%, 09/28/29		208	206,399
			74,353,252
Specialty Retail — 0.5%
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 04/23/31		792	786,025
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.17%, 02/11/28		826	810,966
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.67%, 10/20/28		366	352,584
Serta Simmons Bedding LLC, 2023 New Term Loan, (3-mo. CME Term SOFR + 7.61%), 11.91%, 06/29/28		442	410,344
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.31%, 12/21/27		331	170,158
			2,530,077
Technology Hardware, Storage & Peripherals — 0.4%
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.82%, 05/25/28		3,025	1,800,956
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.82%, 05/25/28		616	366,314
			2,167,270
Textiles, Apparel & Luxury Goods — 0.5%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 12/21/28		1,263	1,248,140
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 02/13/32		900	889,128
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 7.69%, 11/24/28(d)		442	441,231
			2,578,499
Trading Companies & Distributors — 1.8%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 01/31/31		1,441	1,437,329
Core & Main LP
2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.27%, 07/27/28		2,998	2,990,921
2024 Term Loan E, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.27%, 02/09/31		699	695,459
Dealer Tire Financial LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 07/02/31(d)		1,175	1,168,074
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Trading Companies & Distributors (continued)
Gates Corp., 2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 6.07%, 06/04/31	USD	1,765	$ 1,745,216
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR + 4.01%), 8.30%, 10/28/27		852	712,894
Solenis Holdings Ltd., 2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 06/20/31		1,425	1,400,981
			10,150,874
Transportation Infrastructure — 0.2%
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.67%, 12/15/26		723	719,367
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 12.32%, 08/20/29		1,031	407,439
			1,126,806
Wireless Telecommunication Services — 0.7%
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.80%, 08/15/28		2,047	1,831,296
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 8.19%, 04/30/28		812	758,175
ORBCOMM, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.75%, 09/01/28		507	437,832
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.94%, 05/30/30		414	375,919
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.94%, 03/02/29		439	408,653
			3,811,875
Total Floating Rate Loan Interests — 94.0% (Cost: $541,133,077)			529,375,385

	Shares
Investment Companies
Equity Funds — 1.3%
Hearthside Equity	8,393	96,014
SPDR Blackstone Senior Loan ETF	175,000	7,197,750
		7,293,764
Fixed Income Funds — 4.1%
Invesco Senior Loan ETF	961,200	19,896,840
iShares Broad USD High Yield Corporate Bond ETF(n)	95,000	3,496,950
		23,393,790
Total Investment Companies — 5.4% (Cost: $31,141,861)		30,687,554

Benefical Interest (000)
Other Interests
Capital Markets — 0.0%
Millennium Lender Claim Trust(d)(o)	USD	1,156	—
Security		Benefical Interest (000)	Value
Industrial Conglomerates — 0.0%
Millennium Corp.(d)(o)	USD	1,084	$ —
Total Other Interests — 0.0% (Cost: $ — )			—

		Par (000)
Preferred Securities
Capital Trusts — 0.7%(a)
Banks(j) — 0.2%
Barclays PLC
4.38%	USD	200	180,210
9.63%		200	219,370
Citigroup, Inc.
Series AA, 7.63%		37	38,493
Series CC, 7.13%		180	184,084
Series DD, 7.00%		45	46,654
Series EE, 6.75%		100	98,883
Series FF, 6.95%		65	64,813
PNC Financial Services Group, Inc.
Series V, 6.20%		35	35,486
Series W, 6.25%		72	72,369
Wells Fargo & Co., 6.85%		44	45,659
			986,021
Capital Markets — 0.1%
Brookfield Finance, Inc., 6.30%, 01/15/55		125	119,104
Goldman Sachs Group, Inc.(j)
6.85%		85	86,062
Series Y, 6.13%		205	200,515
UBS Group AG(b)(j)
7.75%		200	208,090
Series NC10, 9.25%		200	228,241
			842,012
Electric Utilities — 0.1%
Duke Energy Corp., 6.45%, 09/01/54		49	48,917
Edison International, Series B, 5.00%(j)		42	37,945
NextEra Energy Capital Holdings, Inc., 6.38%, 08/15/55		55	55,059
NRG Energy, Inc., 10.25%(b)(j)		145	159,647
			301,568
Energy Equipment & Services — 0.1%
Venture Global LNG, Inc., 9.00%(b)(j)		826	783,865
Financial Services — 0.1%
Apollo Global Management, Inc., 6.00%, 12/15/54		84	81,136
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54		200	195,780
Corebridge Financial, Inc., 6.38%, 09/15/54		59	58,616
			335,532
Gas Utilities — 0.0%
AltaGas Ltd., 7.20%, 10/15/54(b)		52	51,297
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp., 7.60%, 01/15/55		71	71,647
Vistra Corp., 7.00%(b)(j)		228	230,872
			302,519

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Multi-Utilities — 0.0%
CenterPoint Energy, Inc., Series B, 6.85%, 02/15/55	USD	34	$ 34,061
Dominion Energy, Inc., 6.63%, 05/15/55		15	14,895
			48,956
			3,651,770

	Shares
Preferred Stocks — 0.0%(c)
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30	382	85,878
IT Services — 0.0%
Veritas Kapital Assurance PLC
Series G	1,882	43,291
Series G-1	1,302	29,946
		73,237
		159,115
Total Preferred Securities — 0.7% (Cost: $3,996,436)		3,810,885
Warrants
Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(c)	2,435	—
Energy Equipment & Services — 0.0%
Turbo Cayman Ltd.(c)(d)	1	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 120.0% (Cost: $700,007,171)		676,209,626
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(n)(p)	2,165,949	2,165,949
Total Short-Term Securities — 0.4% (Cost: $2,165,949)		2,165,949
Total Investments — 120.4% (Cost: $702,173,120)		678,375,575
Liabilities in Excess of Other Assets — (20.4)%		(115,082,689)
Net Assets — 100.0%		$ 563,292,886

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $572,329, representing 0.1% of its net assets as of period end, and an original cost of $449,205.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Convertible security.
(j)	Perpetual security with no stated maturity date.
(k)	When-issued security.
(l)	Zero-coupon bond.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Affiliate of the Fund.
(o)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(p)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ —	$ 2,165,949 (a)	$ —	$ —	$ —	$ 2,165,949	2,165,949	$ 20,433	$ —
iShares Broad USD High Yield Corporate Bond ETF	—	3,504,113	—	—	(7,163)	3,496,950	95,000	—	—
				$ —	$ (7,163)	$ 5,662,899		$ 20,433	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	700,069	EUR	638,000	Barclays Bank PLC	06/18/25	$ 7,219
USD	18,726	EUR	17,079	State Street Bank and Trust Co.	06/18/25	178
USD	11,986	EUR	10,921	Toronto-Dominion Bank	06/18/25	127
						$ 7,524
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 4.41%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	BNP Paribas SA	N/A	06/20/25	USD	14,200	$ 344,980	$ (182,118)	$ 527,098
1-day SOFR, 4.41%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/25	USD	4,000	(14,240)	(44,039)	29,799
									$ 330,740	$ (226,157)	$ 556,897
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 13,746,895	$ —	$ 13,746,895
Common Stocks
Construction & Engineering	—	18,661	—	18,661
Electronic Equipment, Instruments & Components	—	—	—	—
Entertainment	—	444,296	—	444,296
Financial Services	—	158,638	1,048,950	1,207,588
Ground Transportation	—	3,321	—	3,321
Health Care Providers & Services	—	128,033	—	128,033
Industrial Conglomerates	—	—	73,939	73,939
IT Services	—	—	645,332	645,332
Semiconductors & Semiconductor Equipment	6	—	—	6
Trading Companies & Distributors	—	—	247,978	247,978
Corporate Bonds	—	92,702,330	1	92,702,331
Fixed Rate Loan Interests	—	1,065,819	2,051,603	3,117,422
Floating Rate Loan Interests	—	508,420,413	20,954,972	529,375,385
Investment Companies
Equity Funds	7,197,750	96,014	—	7,293,764
Fixed Income Funds	23,393,790	—	—	23,393,790
Other Interests	—	—	—	—
Preferred Securities
Capital Trusts	—	3,651,770	—	3,651,770
Preferred Stocks	—	159,115	—	159,115
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	2,165,949	—	—	2,165,949
Unfunded Floating Rate Loan Interests(a)	—	894	—	894
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(1,505)	—	(1,505)
	$32,757,495	$620,594,694	$25,022,775	$678,374,964
Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$ —	$ 7,524	$ —	$ 7,524
Interest Rate Contracts	—	556,897	—	556,897
	$—	$564,421	$—	$564,421

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $101,000,000 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Warrants
Assets
Opening balance, as of December 31, 2024	$ 1,426,241	$ 205,241	$ 2,375,848	$ 22,428,208	$ — (a)	$ 63,638	$ —
Transfers into Level 3(b)	—	—	—	6,449,893	—	—	—
Transfers out of Level 3(c)	(432,604)	—	(50,486)	(11,419,057)	—	(63,638)	—
Accrued discounts/premiums	—	666	516	2,767	—	—	—
Net realized gain (loss)	—	102	4,660	17	—	—	—
Net change in unrealized appreciation (depreciation)(d)	5,799	21,627	(6,936)	(158,795)	—	—	—
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)

	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Warrants
Purchases	$ 1,016,763	$ —	$ 393,001	$ 10,101,852	$ —	$ —	$ —
Sales	—	(227,635)	(665,000)	(6,449,913)	—	—	—
Closing balance, as of March 31, 2025	$ 2,016,199	$ 1	$ 2,051,603	$ 20,954,972	$ — (a)	$ —	$ —
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025(d)	$ 5,799	$ —	$ (13,398)	$ (112,358)	$ —	$ —	$ —

Total
Assets
Opening balance, as of December 31, 2024	$ 26,499,176
Transfers into Level 3(b)	6,449,893
Transfers out of Level 3(c)	(11,965,785)
Accrued discounts/premiums	3,949
Net realized gain (loss)	4,779
Net change in unrealized appreciation (depreciation)(d)	(138,305)
Purchases	11,511,616
Sales	(7,342,548)
Closing balance, as of March 31, 2025	$ 25,022,775
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025(d)	$ (119,957)

(a)	Rounds to less than $1.
(b)
As of December 31, 2024, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2025, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)
As of December 31, 2024, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2025, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation
EUR	Euro
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
GO	General Obligation Bonds
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipt